UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund - Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 51.7%
Industrial - 47.2%
Basic - 4.5%
CF Industries, Inc.
6.875%, 5/01/18	U.S.$	75	$85,875
Commercial Metals Co.
7.35%, 8/15/18		30	28,350
Consol Energy, Inc.
8.00%, 4/01/17		100	109,500
Graphic Packaging International, Inc.
7.875%, 10/01/18		175	186,375
Huntsman International LLC
8.625%, 3/15/20		150	159,000
Lyondell Chemical Co.
11.00%, 5/01/18		150	163,875
Metals USA, Inc.
11.125%, 12/01/15		145	150,619
Novelis, Inc.
8.375%, 12/15/17		175	185,937
Peabody Energy Corp.
7.375%, 11/01/16		75	82,500

			1,152,031

Capital Goods - 6.6%
Ball Corp.
7.125%, 9/01/16		150	163,125
Berry Plastics Corp.
8.25%, 11/15/15		140	149,100
Building Materials Corp. of America
6.875%, 8/15/18 (a)		150	157,500
Griffon Corp.
7.125%, 4/01/18		75	74,250
KUKA AG
8.75%, 11/15/17 (a)	EUR	75	96,099
Manitowoc Co., Inc. (The)
9.50%, 2/15/18	U.S.$	175	186,375
Mohawk Industries, Inc.
6.875%, 1/15/16		100	107,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19 (a)		150	152,250
Sealed Air Corp.
8.125%, 9/15/19 (a)		150	164,250
Solo Cup Co./Solo Cup Operating Corp.
10.50%, 11/01/13		150	152,250
TransDigm, Inc.
7.75%, 12/15/18		150	161,250
Vulcan Materials Co.
6.50%, 12/01/16		100	103,250

			1,667,199

Communications - Media - 5.5%
Allbritton Communications Co.
8.00%, 5/15/18		100	99,250

		Principal Amount (000)	U.S. $ Value
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		150	156,375
CSC Holdings LLC
7.875%, 2/15/18		150	166,125
DISH DBS Corp.
7.125%, 2/01/16		100	107,750
Intelsat Jackson Holdings SA
7.25%, 10/15/20		100	101,500
Lamar Media Corp.
6.625%, 8/15/15		150	153,000
RR Donnelley & Sons Co.
7.25%, 5/15/18		150	145,500
Sinclair Television Group, Inc.
8.375%, 10/15/18		100	103,250
Virgin Media Finance PLC
Series 1
9.50%, 8/15/16		175	196,437
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		150	159,000

			1,388,187

Communications - Telecommunications - 3.7%
Crown Castle International Corp.
9.00%, 1/15/15		150	162,562
MetroPCS Wireless, Inc.
7.875%, 9/01/18		150	152,063
Nextel Communications, Inc.
Series C
5.95%, 3/15/14		100	96,500
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	100	130,719
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	100	106,500
Wind Acquisition Finance SA
11.75%, 7/15/17 (a)		150	134,250
Windstream Corp.
8.125%, 9/01/18		150	160,688

			943,282

Consumer Cyclical - Automotive - 1.2%
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (a)		150	144,375
Delphi Corp.
5.875%, 5/15/19 (a)		150	153,000

			297,375

Consumer Cyclical - Entertainment - 1.4%
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		75	72,000
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		175	185,281
Regal Entertainment Group
9.125%, 8/15/18		100	107,250

			364,531

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 5.4%
Boyd Gaming Corp.
9.125%, 12/01/18		150	$142,500
Caesars Entertainment Operating Co., Inc.
11.25%, 6/01/17		150	159,188
DR Horton, Inc.
6.50%, 4/15/16		100	103,625
Lennar Corp. Series B
6.50%, 4/15/16		150	148,500
Marina District Finance Co., Inc.
9.50%, 10/15/15		150	140,250
NCL Corp. Ltd.
11.75%, 11/15/16		75	86,250
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		100	105,000
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (a)		150	139,125
Toll Brothers Finance Corp.
5.15%, 5/15/15		150	154,952
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.875%, 11/01/17		175	192,062

			1,371,452

Consumer Cyclical - Retailers - 1.7%
Limited Brands, Inc.
6.90%, 7/15/17		125	134,688
Rite Aid Corp.
8.00%, 8/15/20		125	138,125
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)		150	151,500

			424,313

Consumer Non-Cyclical - 5.3%
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16 (a)		150	153,750
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19		150	159,750
HCA, Inc.
7.875%, 2/15/20		175	189,000
Jarden Corp.
7.50%, 5/01/17		100	106,000
JBS Finance II Ltd.
8.25%, 1/29/18 (a)		150	136,125
Kindred Healthcare, Inc.
8.25%, 6/01/19		150	126,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		75	73,500
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	100	112,600
Tenet Healthcare Corp.
8.875%, 7/01/19	U.S.$	125	140,312

	Principal Amount (000)	U.S. $ Value
Universal Health Services, Inc.
7.00%, 10/01/18	150	$155,625

		1,352,662

Energy - 6.5%
Antero Resources Finance Corp.
9.375%, 12/01/17	150	162,000
Chesapeake Energy Corp.
6.50%, 8/15/17	175	186,375
Denbury Resources, Inc.
9.75%, 3/01/16	100	110,250
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19	100	102,000
McJunkin Red Man Corp.
9.50%, 12/15/16	150	152,250
Newfield Exploration Co.
7.125%, 5/15/18	100	106,750
Oil States International, Inc.
6.50%, 6/01/19	150	153,375
Pioneer Natural Resources Co.
5.875%, 7/15/16	125	136,037
Plains Exploration & Production Co.
7.625%, 6/01/18	175	185,500
Quicksilver Resources, Inc.
8.25%, 8/01/15	175	181,125
Range Resources Corp.
7.50%, 10/01/17	175	185,937

		1,661,599

Other Industrial - 1.0%
Brightstar Corp.
9.50%, 12/01/16 (a)	150	153,000
Interline Brands, Inc.
7.00%, 11/15/18	100	103,500

		256,500

Services - 1.0%
Service Corp. International/US
6.75%, 4/01/16	100	108,250
West Corp.
7.875%, 1/15/19	150	148,875

		257,125

Technology - 2.8%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18	150	156,375
CommScope, Inc.
8.25%, 1/15/19 (a)	150	150,000
First Data Corp.
7.375%, 6/15/19 (a)	150	141,000
Seagate Technology HDD Holdings
6.80%, 10/01/16	100	107,000
Sensata Technologies BV
6.50%, 5/15/19 (a)	150	148,875

		703,250

		Principal Amount (000)	U.S. $ Value
Transportation - Services - 0.6%
Hertz Corp. (The)
6.75%, 4/15/19		150	$150,375

			11,989,881

Utility - 2.9%
Electric - 2.3%
AES Corp. (The)
8.00%, 10/15/17		150	165,000
Calpine Corp.
Series AI
7.25%, 10/15/17		150	157,500
GenOn Energy, Inc.
7.875%, 6/15/17		150	144,750
NRG Energy, Inc.
7.375%, 1/15/17		100	103,750

			571,000

Natural Gas - 0.6%
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		150	153,375

			724,375

Financial Institutions - 1.6%
Finance - 1.2%
Ally Financial, Inc.
Series 8
6.75%, 12/01/14		150	150,750
International Lease Finance Corp.
6.375%, 3/25/13		150	149,250

			300,000

Other Finance - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
7.75%, 1/15/16		100	103,750

			403,750

Total Corporates - Non-Investment Grades (cost $13,095,503)			13,118,006

GOVERNMENTS - TREASURIES - 10.3%
Canada - 1.2%
Canadian Government Bond
3.25%, 6/01/21	CAD	280	305,574

New Zealand - 1.8%
New Zealand Government Bond
Series 415
6.00%, 4/15/15	NZD	520	446,390

United Kingdom - 1.8%
United Kingdom Gilt
2.00%, 1/22/16	GBP	200	326,087

		Principal Amount (000)	U.S. $ Value
3.75%, 9/07/21	U.S.$	80	143,692

			469,779

United States - 5.5%
U.S. Treasury Notes
2.125%, 8/15/21		925	948,703
2.25%, 7/31/18		415	441,392

			1,390,095

Total Governments - Treasuries (cost $2,585,728)			2,611,838

BANK LOANS - 5.3%
Industrial - 4.7%
Communications - Media - 1.2%
Crown Media Holdings, Inc.
7/14/18 (b)		150	147,006
LIN Television Corp.
5.00%, 12/21/18 (c)		150	149,437

			296,443

Consumer Cyclical - Restaurants - 0.6%
Dunkin’ Brands, Inc.
11/23/17 (b)		148	145,856

Consumer Cyclical - Retailers - 1.2%
Lord & Taylor Holdings, LLC
1/09/19 (b)		150	149,625
PetCo Animal Supplies, Inc.
11/24/17 (b)		150	145,894

			295,519

Consumer Non-Cyclical - 0.5%
Del Monte Foods Company
3/08/18 (b)		150	141,769

Services - 1.2%
Collins & Aikman Floorcoverings, Inc. (Tandus)
5/08/14 (b)		175	162,750
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC)
12/05/18 (b)		150	148,899

			311,649

			1,191,236

Financial Institutions - 0.6%
Insurance - 0.6%
Asurion, LLC (fka Asurion Corporation)
5/24/18 (b)		150	146,750

Total Bank Loans (cost $1,336,555)			1,337,986

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 2.2%
Industrial - 1.6%
Basic - 0.3%
Georgia - Pacific LLC
8.25%, 5/01/16 (a)	75	$83,322

Consumer Cyclical - Retailers - 0.7%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	150	167,621

Energy - 0.6%
Transocean, Inc.
5.05%, 12/15/16	150	153,161

		404,104

Financial Institutions - 0.6%
Finance - 0.6%
SLM Corp.
6.25%, 1/25/16	150	145,872

Total Corporates - Investment Grades (cost $550,594)		549,976

QUASI-SOVEREIGNS - 1.9%
Quasi-Sovereign Bonds - 1.9%
Kazakhstan - 0.6%
KazMunayGas National Co.
11.75%, 1/23/15 (a)	125	146,875

Luxembourg - 0.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
9.00%, 6/11/14 (a)	125	135,000

Russia - 0.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)	100	99,875

Ukraine - 0.4%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14	100	93,500

Total Quasi - Sovereigns (cost $480,423)		475,250

	Shares
PREFERRED STOCKS - 0.8%
Financial Institutions - 0.8%
Banking - 0.4%
Zions Bancorporation
9.50%	4,000	101,000

Finance - 0.4%
Citigroup Capital XII
8.50%	4,000	100,750

Total Preferred Stocks (cost $201,560)		201,750

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Communications - Media - 0.4%
Columbus International, Inc.
11.50%, 11/20/14 (a) (cost $106,683)	U.S.$	100	$105,250

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Lithuania - 0.4%
Republic of Lithuania
6.75%, 1/15/15 (a) (cost $105,286)		100	104,250

EMERGING MARKETS - SOVEREIGNS - 0.3%
Ukraine - 0.3%
Ukraine Government International Bond
6.875%, 9/23/15 (a) (cost $91,383)		100	90,000

		Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Funds and Investment Trusts - 0.2%
SPDR S&P 500 ETF Trust Expiration: Jan 2012, Exercise Price: $ 121.00(d) (e)		64	6,400
SPDR S&P 500 ETF Trust Expiration: Feb 2012, Exercise Price: $ 122.00(d) (e)		58	16,182
SPDR S&P 500 ETF Trust Expiration: Mar 2012, Exercise Price: $ 120.00(d) (e)		60	21,270

Total Options Purchased - Puts (cost $71,576)			43,852

		Shares
SHORT-TERM INVESTMENTS - 31.1%
Investment Companies - 31.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $7,897,813)		7,897,813	7,897,813

U.S. $ Value
Total Investments - 104.6% (cost $26,523,104) (g)	$26,535,971
Other assets less liabilities - (4.6%)	(1,159,533)

Net Assets - 100.0%	$25,376,438

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
State Street Bank & Trust Co.:
Canadian Dollar settling 1/05/12	89	$87,648	$87,664	$(16)
Canadian Dollar settling 1/05/12	222	216,874	217,660	(786)
Euro settling 1/19/12	266	345,335	343,760	1,575
Great British Pound settling 1/19/12	304	470,003	471,649	(1,646)
New Zealand Dollar settling 1/13/12	579	445,624	450,819	(5,195)

				$(6,068)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Price	Expiration Date	Notional Amount	Premiums	Market Value
CDX-NAHYS17V3-5 Year Index	JPMorgan Chase Bank, N.A.	Sell	90%	2/15/2012	$1,000,000	$21,000	$(14,930)
CDX-NAHYS17V3-5 Year Index	Morgan Stanley Capital Services, Inc.	Sell	90	1/18/2012	1,000,000	14,210	(5,985)
CDX-NAHYS17V2-5 Year Index	Morgan Stanley Capital Services, Inc.	Sell	89	3/21/2012	1,000,000	36,135	(25,300)

							$(46,215)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$2,500	12/12/16	1.21%	3 Month LIBOR	$750
JPMorgan Chase Bank, N.A.	1,840	12/12/18	3 Month LIBOR	1.67%	5,497

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	$2,500	12/23/16	1.27%	3 Month LIBOR	$(5,729)
Morgan Stanley Capital Services Inc.	1,840	12/23/18	3 Month LIBOR	1.69%	7,227
					$7,745

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE ISSUES AND INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services Inc.
CDX-EMS16V1-5Y, 12/20/16*	(5.00)%	3.08%	$1,000	$(85,262)	$(81,352)	$(3,910)
CDX-NAIGS17V1-5Y, 12/20/16*	(1.00)	1.20	1,000	8,931	12,590	(3,659)
Sale Contracts
JPMorgan Chase Bank, N.A.
Community Health Systems, Inc., 12/20/16*	5.00	7.93	100	(10,398)	(10,122)	(276)
Freescale Semiconductor, Inc., 12/20/16*	5.00	10.15	150	(25,456)	(24,440)	(1,016)
Levi Strauss & Co., 12/20/16*	5.00	6.40	150	(7,753)	(8,160)	407
M.D.C. Holdings, Inc., 12/20/16*	5.00	3.38	150	10,692	9,256	1,436
MGM Resorts International, 12/20/14*	5.00	6.99	100	(4,827)	(4,909)	82
Morgan Stanley Capital Services Inc.
Amkor Technology, Inc., 12/20/16*	5.00	6.47	150	(8,133)	(6,851)	(1,282)
CDX-NAHYS15V2-3Y, 12/20/13*	5.00	5.41	980	(5,570)	(19,095)	13,525
CDX-NAHYS15V2-3Y, 12/20/13*	5.00	5.41	980	$(5,643)	(13,057)	7,414

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHYS15V2-3Y, 12/20/13*	5.00%	5.41%	$980	$(5,643)	$(9,496)	$3,853
CDX-NAHYS15V3-3Y, 12/20/13*	5.00	5.41	1,485	(8,551)	(21,748)	13,197
CDX-NAHYS17V2-5Y, 12/20/16*	5.00	6.86	980	(65,595)	(74,395)	8,800
CDX-NAHYS17V3-5Y, 12/20/16*	5.00	6.86	500	(34,167)	(42,640)	8,473
Ford Motor Company, 12/20/16*	5.00	4.36	150	4,209	5,953	(1,744)
Sanmina-SCI Corporation, 12/20/16*	5.00	7.45	150	(13,206)	(16,479)	3,273
The Goodyear Tire & Rubber Company, 12/20/16*	5.00	6.14	100	(4,204)	(4,049)	(155)

						$48,418

*	Temination date

UNFUNDED LOAN COMMITMENTS

As of December 31, 2011, the Fund had the following unfunded loan commitment of $75,000, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost			Value
Samson Investment Company, 8.00% 12/13/12	$75,000	$	– 0	–	$	– 0	–

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $3,600,771 or 14.2% of net assets.
(b)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2011, the market value and unrealized gain of these unsettled loan purchases amounted to $1,188,549 and $1,373, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(d)	One contract relates to 100 shares.
(e)	Non-income producing security.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,323 and gross unrealized depreciation of investments was $(84,456), resulting in net unrealized appreciation of $12,867.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
NZD	-	New Zealand Dollar

Glossary:

LIBOR	-	London Interbank Offered Rates

Country Breakdown*

58.2%	United States
2.3%	New Zealand
2.2%	United Kingdom
1.4%	Luxembourg
1.1%	Canada
0.7%	India
0.7%	Ukraine
0.6%	Kazakhstan
0.5%	Brazil
0.5%	Italy
0.5%	Switzerland
0.4%	Barbados
0.4%	Lithuania
0.7%	Other

29.8%	Short-Term

*	All data are as of December 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Germany and Russia.

AllianceBernstein Bond Fund - Limited Duration High Income Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$13,118,006		$	– 0	–	$13,118,006
Governments - Treasuries		– 0	–	2,468,146			143,692		2,611,838
Bank Loans		– 0	–	– 0	–		1,337,986		1,337,986
Corporates - Investment Grades		– 0	–	549,976			– 0	–	549,976
Quasi-Sovereigns		– 0	–	381,750			93,500		475,250
Preferred Stocks		201,750		– 0	–		– 0	–	201,750
Emerging Markets - Corporate Bonds		– 0	–	105,250			– 0	–	105,250
Governments - Sovereign Bonds		– 0	–	104,250			– 0	–	104,250
Emerging Markets - Sovereigns		– 0	–	90,000			– 0	–	90,000
Options Purchased - Puts		– 0	–	43,852			– 0	–	43,852
Short-Term Investments		7,897,813		– 0	–		– 0	–	7,897,813

Total Investments in Securities		8,099,563		16,861,230			1,575,178		26,535,971
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	1,575			– 0	–	1,575
Interest Rate Swap Contracts		– 0	–	13,474			– 0	–	13,474
Credit Default Swap Contracts		– 0	–	60,460			– 0	–	60,460
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(7,643)			– 0	–	(7,643)
Credit Default Swaptions		– 0	–	– 0	–		(46,215)		(46,215)
Interest Rate Swap Contracts		– 0	–	(5,729)			– 0	–	(5,729)
Credit Default Swap Contracts		– 0	–	(12,042)					(12,042)

Total		$8,099,563		$16,911,325			$1,528,963		$26,539,851

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Governments - Treasuries			Bank Loans			Quasi-Sovereigns
Balance as of 12/7/11 (a)	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		(81)			5			95
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		1,126			1,430			30
Purchases		142,647			1,336,551			93,375
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–

	Governments - Treasuries		Bank Loans		Quasi-Sovereigns
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/11	$143,692		$1,337,986		$93,500

Net change in unrealized appreciation/depreciation from Investments held as of 12/30/11	$1,126		$1,430		$30

	Credit Default Swaptions Written			Total
Balance as of 12/7/11 (a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		19
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		25,130			27,716
Purchases		– 0	–		1,572,573
Sales		(71,345)			(71,345)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 12/31/11		$(46,215)			$1,528,963

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$25,130			$27,716

(a)	Commencement of operations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2012